Corporate information (Details Textual)	12 Months Ended
Dec. 31, 2017
Bladex Representaçao Ltda. [Member] | Bladex Head Office [Member]
Disclosure of notes and other explanatory information [Line Items]
Proportion of ownership interest in subsidiary	99.999%
Bladex Representaçao Ltda. [Member] | Bladex Holdings Inc. [Member]
Disclosure of notes and other explanatory information [Line Items]
Proportion of ownership interest in subsidiary	0.001%
Bladex Investimentos Ltda. [Member] | Bladex Head Office [Member]
Disclosure of notes and other explanatory information [Line Items]
Proportion of ownership interest in subsidiary	99.00%
Bladex Investimentos Ltda. [Member] | Bladex Holdings Inc. [Member]
Disclosure of notes and other explanatory information [Line Items]
Proportion of ownership interest in subsidiary	1.00%
Bladex Development Corp. [Member] | Bladex Head Office [Member]
Disclosure of notes and other explanatory information [Line Items]
Proportion of ownership interest in subsidiary	100.00%
BLX Soluciones [Member] | Bladex Head Office [Member]
Disclosure of notes and other explanatory information [Line Items]
Proportion of ownership interest in subsidiary	99.90%
BLX Soluciones [Member] | Bladex Development Corp. [Member]
Disclosure of notes and other explanatory information [Line Items]
Proportion of ownership interest in subsidiary	0.10%